Long-Term Loan Payable	12 Months Ended
Mar. 31, 2026
Long-Term Loan Payable [Abstract]
LONG-TERM LOAN PAYABLE
16.	LONG-TERM LOAN PAYABLE

Prior to the acquisition on March 1, 2026, Regent had entered into loan arrangements with financial institutions and an unrelated third-party lender to finance its working capital needs and ongoing operating expenses. Interest expense of $1 was paid during the year ended March 31, 2026.

Long-term loan payable consisted of the following:

Long-term loan payable
$
Financial institutions	460
- Loan of $34 at interest rate 4.81%, due November 30, 2027
- Loan of $128 at interest rate 1.54%, due June 30, 2029^
- Loan of $28 at interest rate 3%, due April 30, 2030
- Loan of $270 at interest rate 3%, due June 30, 2030
Third-party lender	109
- Loan of $109 at interest rate 3%, due August 31, 2027
Total	569
Less current portion	(162)
Non- current portion	407

^	As of March 31, 2026, property, plant and equipment with net carrying amount of $67 were pledged as collateral.